Schedule of lease obligations (Details) $ in Thousands	Mar. 31, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 558
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	268
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	100
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	76
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	75
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 39